Consolidated Investment Portfolioas of June 30, 2023 (Unaudited)
DWS RREEF Real Assets Fund
	Shares	Value ($)

Common Stocks 75.5%
Communication Services 1.9%
Diversified Telecommunication Services
Cellnex Telecom SA 144A	1,820,176	73,517,825
China Tower Corp. Ltd. “H” 144A	224,658,000	25,022,561
		98,540,386
Consumer Staples 1.6%
Food Products
Archer-Daniels-Midland Co.	577,800	43,658,568
Bunge Ltd.	222,106	20,955,701
Ingredion, Inc.	157,640	16,701,958
		81,316,227
Energy 10.6%
Energy Equipment & Services 0.3%
Halliburton Co.	393,900	12,994,761
Oil, Gas & Consumable Fuels 10.3%
BP PLC	6,580,500	38,388,370
Canadian Natural Resources Ltd.	220,975	12,423,641
Cheniere Energy, Inc.	175,492	26,737,961
Chevron Corp.	360,800	56,771,880
Devon Energy Corp.	411,390	19,886,593
Diamondback Energy, Inc.	184,640	24,254,310
Enbridge, Inc.	3,199,390	118,919,014
Gazprom PJSC (ADR)* (a)	1,013,306	0
Gibson Energy, Inc.	297,859	4,683,452
Keyera Corp. (b)	856,400	19,749,402
LUKOIL PJSC (a)	91,202	0
Marathon Petroleum Corp.	176,168	20,541,189
Neste Oyj	199,000	7,669,210
ONEOK, Inc.	1,399,500	86,377,140
Pembina Pipeline Corp.	1,419,700	44,635,218
Targa Resources Corp.	219,000	16,665,900
Williams Companies, Inc.	1,096,483	35,778,240
		533,481,520
Industrials 6.6%
Commercial Services & Supplies 1.0%
Republic Services, Inc.	163,505	25,044,061
Waste Connections, Inc.	189,452	27,078,374
		52,122,435
Construction & Engineering 2.3%
Ferrovial SE	1,136,785	35,957,908
Vinci SA	694,342	80,739,488
		116,697,396

Ground Transportation 1.6%
Canadian Pacific Kansas City Ltd.	310,440	25,074,225
East Japan Railway Co.	296,380	16,438,805
Union Pacific Corp.	197,180	40,346,972
		81,860,002
Transportation Infrastructure 1.7%
Aena SME SA 144A	159,700	25,833,008
Grupo Aeroportuario del Pacifico SAB de CV (ADR)	125,030	22,345,362
Japan Airport Terminal Co., Ltd.	139,242	6,293,285
Transurban Group (Units)	3,783,379	36,051,448
		90,523,103
Materials 7.4%
Chemicals 2.2%
CF Industries Holdings, Inc.	302,960	21,031,483
Corteva, Inc.	643,888	36,894,782
Nutrien Ltd. (b)	610,607	36,048,744
Sociedad Quimica y Minera de Chile SA (ADR) (b)	274,800	19,955,976
		113,930,985
Containers & Packaging 0.4%
SIG Group AG*	691,300	19,075,184
Metals & Mining 4.1%
Agnico Eagle Mines Ltd.	529,798	26,454,907
Franco-nevada Corp.	89,430	12,746,011
Freeport-McMoRan, Inc.	364,620	14,584,800
Glencore PLC*	5,429,592	30,806,885
Newmont Corp.	418,040	17,833,587
Norsk Hydro ASA	2,555,386	15,216,568
Reliance Steel & Aluminum Co.	102,370	27,802,668
Rio Tinto Ltd.	336,800	25,826,187
Sumitomo Metal Mining Co., Ltd.	390,000	12,592,914
Teck Resources Ltd. “B”	490,026	20,618,267
Vale SA (ADR)	725,691	9,738,773
		214,221,567
Paper & Forest Products 0.7%
Mondi PLC	1,292,504	19,707,333
Svenska Cellulosa AB SCA “B”	1,280,000	16,325,369
		36,032,702
Real Estate 30.9%
Diversified REITs 1.2%
Activia Properties, Inc.	4,847	13,549,328
British Land Co. PLC	3,597,153	13,832,379
Hulic Reit, Inc.	4,617	5,161,266
Mori Trust REIT, Inc.	31,860	15,917,654
Sekisui House Reit, Inc.	11,310	6,589,083
WP Carey, Inc.	110,485	7,464,366
		62,514,076
Health Care REITs 1.8%
Omega Healthcare Investors, Inc.	940,000	28,848,600
Welltower, Inc.	759,300	61,419,777
		90,268,377
Hotel & Resort REITs 0.7%
Ryman Hospitality Properties, Inc.	389,403	36,183,327

Industrial REITs 4.9%
Americold Realty Trust, Inc.	958,700	30,966,010
CapitaLand Ascendas REIT	11,403,500	23,000,321
EastGroup Properties, Inc.	179,103	31,092,281
Frasers Logistics & Commercial Trust	15,551,200	14,397,060
Granite Real Estate Investment Trust (b)	300,757	17,794,553
Industrial & Infrastructure Fund Investment Corp.	13,670	14,395,054
Mapletree Logistics Trust	12,409,000	14,893,580
Prologis, Inc.	694,539	85,171,318
Segro PLC	2,070,798	18,838,068
		250,548,245
Real Estate Management & Development 4.2%
CapitaLand Investment Ltd.	10,472,600	25,710,922
Castellum AB (b)	2,149,989	20,511,040
CK Asset Holdings Ltd.	2,619,363	14,537,013
CTP NV 144A	997,798	12,980,634
Fastighets AB Balder “B”*	4,427,340	16,160,844
Hysan Development Co., Ltd.	2,712,000	6,622,014
Mitsui Fudosan Co., Ltd.	1,988,700	39,617,031
PSP Swiss Property AG (Registered)	184,730	20,610,370
Sun Hung Kai Properties Ltd.	2,475,700	31,280,246
Tokyu Fudosan Holdings Corp.	2,585,000	14,817,200
Vonovia SE	823,484	16,100,715
		218,948,029
Residential REITs 2.3%
American Homes 4 Rent “A”	440,109	15,601,864
AvalonBay Communities, Inc.	278,380	52,688,983
Equity LifeStyle Properties, Inc.	277,310	18,549,266
UDR, Inc.	313,051	13,448,671
UNITE Group PLC	1,521,791	16,841,396
		117,130,180
Retail REITs 4.8%
Agree Realty Corp.	697,312	45,597,232
Kenedix Retail REIT Corp.	7,160	14,434,581
Kite Realty Group Trust	1,477,423	33,005,630
Klepierre SA*	421,110	10,442,705
Link REIT	5,504,141	30,663,374
Region RE Ltd.	5,684,500	8,618,580
RioCan Real Estate Investment Trust (b)	1,343,600	19,554,337
Simon Property Group, Inc.	524,352	60,552,169
Spirit Realty Capital, Inc.	663,617	26,133,237
		249,001,845
Specialized REITs 11.0%
American Tower Corp.	591,441	114,704,068
Big Yellow Group PLC	1,170,166	15,962,496
Crown Castle, Inc.	530,300	60,422,382
Digital Realty Trust, Inc.	156,456	17,815,645
Equinix, Inc.	121,628	95,349,054
Extra Space Storage, Inc.	122,200	18,189,470
Iron Mountain, Inc.	555,585	31,568,340
Life Storage, Inc.	119,696	15,914,780
Public Storage	151,010	44,076,799
SBA Communications Corp.	412,156	95,521,275

VICI Properties, Inc.	1,130,991	35,547,047
Weyerhaeuser Co.	732,542	24,547,482
		569,618,838
Utilities 16.5%
Electric Utilities 5.1%
Exelon Corp.	1,886,374	76,850,877
Orsted AS 144A	300,612	28,499,015
PG&E Corp.*	3,498,307	60,450,745
SSE PLC	1,290,450	30,226,851
Terna - Rete Elettrica Nazionale	7,920,949	67,484,295
		263,511,783
Gas Utilities 3.3%
APA Group (Units)	4,238,017	27,427,915
Atmos Energy Corp.	362,190	42,137,185
China Resources Gas Group Ltd.	2,946,800	10,092,668
ENN Energy Holdings Ltd.	2,270,900	28,404,803
Hong Kong & China Gas Co., Ltd.	14,156,850	12,250,624
Kunlun Energy Co., Ltd.	12,984,000	10,219,985
Snam SpA	3,785,000	19,772,478
Tokyo Gas Co., Ltd.	1,027,700	22,424,676
		172,730,334
Independent Power & Renewable Electricity Producers 0.2%
RWE AG	193,600	8,434,803
Multi-Utilities 6.6%
Ameren Corp.	462,463	37,769,353
CenterPoint Energy, Inc.	2,309,014	67,307,758
National Grid PLC	7,560,738	100,170,047
NiSource, Inc.	2,147,270	58,727,835
Sempra Energy	534,870	77,871,723
		341,846,716
Water Utilities 1.3%
American Water Works Co., Inc.	310,099	44,266,632
Severn Trent PLC	353,400	11,522,629
United Utilities Group PLC	939,000	11,471,283
		67,260,544
Total Common Stocks (Cost $3,911,474,791)		3,898,793,365

	Principal Amount ($)	Value ($)

Government & Agency Obligations 21.8%
U.S. Treasury Obligations
U.S. Treasury Inflation-Indexed Bonds:
0.875% , 2/15/2047	38,178,302	32,000,427
1.375% , 2/15/2044	51,988,624	48,931,246
U.S. Treasury Inflation-Indexed Notes:
0.125% , 7/15/2031	63,552,663	56,340,305
0.25% , 1/15/2025	90,600,590	86,850,044
0.25% , 7/15/2029	59,801,861	54,596,062
0.375% , 1/15/2027	94,723,874	88,871,160
0.375% , 7/15/2027	69,069,257	64,739,613
0.625% , 1/15/2026	93,187,183	88,850,885
0.625% , 7/15/2032	37,133,008	34,120,302

0.875% , 1/15/2029	27,960,678	26,462,160
U.S. Treasury Notes:
0.125% , 7/31/2023	70,000,000	69,728,655
0.125% , 8/31/2023	50,000,000	49,590,201
1.375% , 9/30/2023	55,000,000	54,478,034
2.25% , 12/31/2023	60,000,000	59,107,031
2.25% , 3/31/2024	40,000,000	39,064,062
2.375% , 2/29/2024	35,000,000	34,309,570
2.5% , 8/15/2023	50,000,000	49,834,731
2.5% , 1/31/2024	50,000,000	49,169,922
2.5% , 4/30/2024	30,000,000	29,283,984
2.875% , 10/31/2023	60,000,000	59,524,219
2.875% , 11/30/2023	50,000,000	49,490,235
Total Government & Agency Obligations (Cost $1,168,419,730)		1,125,342,848

	Shares	Value ($)

Securities Lending Collateral 1.5%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.03% (c) (d) (Cost $79,474,900)	79,474,900	79,474,900

Cash Equivalents 2.1%
DWS Central Cash Management Government Fund, 5.13% (c) (Cost $106,756,761)	106,756,761	106,756,761

	% of Net Assets	Value ($)
Total Consolidated Investment Portfolio (Cost $5,266,126,182)	100.9	5,210,367,874
Other Assets and Liabilities, Net	(0.9)	(47,653,427)
Net Assets	100.0	5,162,714,447
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2023 are as follows:
Value ($) at 3/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2023	Value ($) at 6/30/2023
Securities Lending Collateral 1.5%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares" (c) (d)
23,744,750	55,730,150 (e)	—	—	—	366,766	—	79,474,900	79,474,900
Cash Equivalents 2.1%
DWS Central Cash Management Government Fund (c)
100,676,680	612,440,399	606,360,318	—	—	808,836	—	106,756,761	106,756,761
124,421,430	668,170,549	606,360,318	—	—	1,175,602	—	186,231,661	186,231,661

*	Non-income producing security.
(a)	Investment was valued using significant unobservable inputs.
(b)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2023 amounted to $76,286,737, which is 1.5% of net assets.

(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2023.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
HRW: Hard Red Winter
LME: London Metal Exchange
PJSC: Public Joint Stock Company
RBOB: Reformulated Blendstock for Oxygenate Blending
REIT: Real Estate Investment Trust
ULSD: Ultra-Low Sulfur Diesel
WTI: West Texas Intermediate
At June 30, 2023, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Brent Crude Oil Futures	USD	7/31/2023	690	52,164,964	52,032,900	(132,064)
Copper Futures	USD	9/27/2023	430	40,910,602	40,414,625	(495,977)
Corn Futures	USD	9/14/2023	1,665	45,064,397	40,667,625	(4,396,772)
Cotton No. 2 Futures	USD	12/6/2023	260	10,630,540	10,448,100	(182,440)
Gasoline RBOB Futures	USD	8/31/2023	50	5,114,044	5,171,250	57,206
Gasoline RBOB Futures	USD	10/31/2023	57	4,972,225	5,161,943	189,718
Gold 100 oz. Futures	USD	8/29/2023	833	170,687,632	160,719,020	(9,968,612)
Kansas City HRW Wheat Futures	USD	12/14/2023	130	5,044,696	5,201,625	156,929
Kansas City HRW Wheat Futures	USD	9/14/2023	143	5,572,383	5,720,000	147,617
Lean Hogs Futures	USD	8/14/2023	615	20,405,591	22,779,600	2,374,009
Live Cattle Futures	USD	8/31/2023	337	21,718,365	23,883,190	2,164,825
LME Nickel Futures	USD	7/17/2023	120	17,143,879	14,683,680	(2,460,199)
LME Nickel Futures	USD	9/18/2023	119	15,359,937	14,643,426	(716,511)
LME Primary Aluminium Futures	USD	7/17/2023	587	34,339,140	31,125,675	(3,213,465)
LME Primary Aluminium Futures	USD	9/18/2023	370	20,904,319	19,864,375	(1,039,944)
LME Zinc Futures	USD	7/17/2023	351	24,517,442	20,939,344	(3,578,098)
LME Zinc Futures	USD	9/18/2023	304	18,066,366	18,158,300	91,934
LME Zinc Futures	USD	11/13/2023	161	9,463,185	9,621,763	158,578
Low Sulfur Gas Oil Futures	USD	9/12/2023	108	7,409,380	7,568,100	158,720
Natural Gas Futures	USD	8/29/2023	881	21,832,680	24,438,940	2,606,260

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Natural Gas Futures	USD	3/26/2024	157	4,687,272	5,000,450	313,178
NY Harbor ULSD Futures	USD	8/31/2023	100	9,972,051	10,256,400	284,349
Silver Futures	USD	9/27/2023	84	10,080,629	9,668,400	(412,229)
Silver Futures	USD	12/27/2023	186	22,402,521	21,703,410	(699,111)
Soybean Futures	USD	11/14/2023	253	14,761,935	16,992,112	2,230,177
Soybean Meal Futures	USD	12/14/2023	208	7,852,820	8,263,840	411,020
Soybean Oil Futures	USD	12/14/2023	150	4,459,458	5,307,300	847,842
Sugar No. 11 Futures	USD	9/29/2023	651	18,051,699	16,616,645	(1,435,054)
Wheat Futures	USD	12/14/2023	317	10,004,647	10,607,613	602,966
Wheat Futures	USD	9/14/2023	478	14,858,428	15,558,900	700,472
WTI Crude Futures	USD	8/22/2023	162	11,340,187	11,466,360	126,173
WTI Crude Futures	USD	10/20/2023	270	19,188,569	19,056,600	(131,969)
Total					683,741,511	(15,240,472)
At June 30, 2023, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
LME Nickel Futures	USD	7/17/2023	120	15,631,630	14,683,680	947,950
LME Nickel Futures	USD	9/18/2023	8	1,014,421	984,432	29,989
LME Primary Aluminium Futures	USD	7/17/2023	587	32,926,098	31,125,675	1,800,423
LME Zinc Futures	USD	7/17/2023	351	21,078,782	20,939,344	139,438
LME Zinc Futures	USD	9/18/2023	72	4,465,482	4,300,650	164,832
LME Zinc Futures	USD	11/13/2023	161	9,501,559	9,621,763	(120,204)
Total					81,655,544	2,962,428
Currency Abbreviation(s)

USD	United States Dollar
Investment in Subsidiary
The Fund may seek exposure to the commodities markets by investing a portion of its assets in a wholly owned subsidiary organized under the laws of the Cayman Islands (the "Subsidiary"). Among other investments, the Subsidiary may invest in commodity-linked derivative instruments such as swaps and futures contracts. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivative positions. As of June 30, 2023, the Fund held $609,490,055 in the Subsidiary, representing 11.5% of the Fund's total assets. The Fund’s Investment Portfolio has been consolidated and includes the accounts of the Fund and the Subsidiary

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2023 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)
Communication Services	$—	$98,540,386	$—	$98,540,386
Consumer Staples	81,316,227	—	—	81,316,227
Energy	500,418,701	46,057,580	0	546,476,281
Industrials	139,888,994	201,313,942	—	341,202,936
Materials	243,709,998	139,550,440	—	383,260,438
Real Estate	1,137,727,963	456,484,954	—	1,594,212,917
Utilities	465,382,108	388,402,072	—	853,784,180
Government & Agency Obligations	—	1,125,342,848	—	1,125,342,848
Short-Term Investments (a)	186,231,661	—	—	186,231,661
Derivatives (b)
Futures Contracts	16,704,605	—	—	16,704,605
Total	$2,771,380,257	$2,455,692,222	$0	$5,227,072,479

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(28,982,649)	$—	$—	$(28,982,649)
Total	$(28,982,649)	$—	$—	$(28,982,649)

(a)	See Consolidated Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of June 30, 2023 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Futures Contracts
Commodity Contracts	(12,278,044)
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DRAF-PH1
R-080548-2 (1/25)